Summary of material accounting policy information - Scope of consolidation (Details) € in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 05, 2023 EUR (€)	Mar. 31, 2023	Apr. 30, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary			50.00%
Capital increase related to additional interest acquisition								€ 711,903
Group’s percentage interest						90.00%
Consideration paid in cash						€ 117,686	€ 585	€ 4,224
Consorzio Re. Crea
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest						15.50%	16.70%
Luigi Fedeli e Figlio S.r.l.
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary		30.00%
Group’s percentage interest		15.00%
Consideration paid in cash		€ 4,700
Ermenegildo Zegna Vietnam LLC | Zegna Denmark ApS
Disclosure of information about consolidated structured entities [line items]
Group’s percentage interest	100.00%
Norda Run
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary					25.00%
Norda Run | Norda Run Inc.
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary					25.00%
Capital increase related to additional interest acquisition | $					$ 7.1
Period of option to increase stake					9 years
EZ US Holding Inc.
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary				85.00%
EZ US Holding Inc. | Estée Lauder Companies Inc.
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary			15.00%
Pelletteria Tizeta S.r.l.
Disclosure of information about consolidated structured entities [line items]
Additional ownership interest acquired in subsidiary			50.00%	100.00%